ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.4%
	AEROSPACE & DEFENSE — 3.7%
1,086,000	Boeing Company (The)		1.1670	02/04/23	$ 1,075,384
800,000	Northrop Grumman Corporation		3.2500	08/01/23	789,197
					1,864,581
	AUTOMOTIVE — 2.6%
1,000,000	American Honda Finance Corporation		2.6000	11/16/22	998,466
153,000	Toyota Motor Credit Corporation MTN(a)	SOFRINDX + 0.330%	3.3720	01/11/24	152,313
155,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.620%	3.6090	03/22/24	154,549
					1,305,328
	BANKING — 8.5%
655,000	Bank of America Corporation Series GMTN		3.3000	01/11/23	653,696
169,000	Bank of America Corporation(a)	SOFRRATE + 0.660%	3.2870	02/04/25	166,229
654,000	Citigroup, Inc.		3.8750	10/25/23	645,813
1,047,000	Discover Bank		3.3500	02/06/23	1,042,165
250,000	Discover Bank		4.2000	08/08/23	247,387
453,000	JPMorgan Chase & Company		3.2000	01/25/23	451,392
284,000	JPMorgan Chase & Company		3.8750	02/01/24	280,561
275,000	KeyBank NA(a)	SOFRRATE + 0.340%	3.3740	01/03/24	272,778
54,000	Truist Bank		3.2000	04/01/24	52,433
484,000	US Bancorp		3.3750	02/05/24	474,045
					4,286,499
	BIOTECH & PHARMA — 6.3%
264,000	AbbVie, Inc.		2.9000	11/06/22	263,906
832,000	AbbVie, Inc.		2.3000	11/21/22	830,818
565,000	AstraZeneca plc		0.3000	05/26/23	550,965
88,000	Bristol-Myers Squibb Company		2.7500	02/15/23	87,585
436,000	Bristol-Myers Squibb Company		7.1500	06/15/23	441,497
1,012,000	Zoetis, Inc.		3.2500	02/01/23	1,007,363
					3,182,134
	CONSUMER SERVICES — 0.4%
196,000	Princeton Theological Seminary		4.1050	07/01/23	193,949

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.4% (Continued)
	E-COMMERCE DISCRETIONARY — 1.2%
494,000	Amazon.com, Inc.		0.2500	05/12/23	$ 482,603
150,000	Amazon.com, Inc.		2.7300	04/13/24	145,919
					628,522
	ELECTRIC UTILITIES — 3.1%
35,000	Dominion Energy, Inc.(b)		2.4500	01/15/23	34,798
204,000	Eversource Energy		4.2000	06/27/24	200,755
292,000	Florida Power & Light Company(a)	SOFRRATE + 0.250%	2.8820	05/10/23	290,952
237,000	Florida Power & Light Company(a)	SOFRINDX + 0.380%	3.4210	01/12/24	234,511
150,000	Public Service Enterprise Group, Inc.		2.6500	11/15/22	149,883
322,000	Southern Company (The)		0.6000	02/26/24	303,233
380,000	Virginia Electric and Power Company		3.4500	02/15/24	371,861
					1,585,993
	FOOD — 2.9%
617,000	Campbell Soup Company		3.6500	03/15/23	613,959
859,000	Conagra Brands, Inc.		3.2000	01/25/23	855,142
					1,469,101
	HEALTH CARE FACILITIES & SERVICES — 11.0%
622,000	Anthem, Inc.		3.3000	01/15/23	619,955
1,013,000	Cigna Corporation		3.0500	11/30/22	1,011,153
629,000	CommonSpirit Health		2.9500	11/01/22	629,000
379,000	Dignity Health		3.1250	11/01/22	379,000
402,000	Humana, Inc.		3.1500	12/01/22	401,546
526,000	Humana, Inc.		2.9000	12/15/22	524,422
87,000	Humana, Inc.		0.6500	08/03/23	84,063
934,000	McKesson Corporation		2.7000	12/15/22	931,398
67,000	McKesson Corporation		3.7960	03/15/24	65,881
907,000	SSM Health Care Corporation		3.6880	06/01/23	899,643
					5,546,061
	HOME & OFFICE PRODUCTS — 2.1%
1,044,000	Whirlpool Corporation		3.7000	03/01/23	1,037,064

	INSTITUTIONAL FINANCIAL SERVICES — 4.7%
174,000	Bank of New York Mellon Corporation (The)		1.8500	01/27/23	172,922

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.4% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 4.7% (Continued)
109,000	Goldman Sachs Group, Inc. (The)		3.6250	01/22/23	$ 108,757
500,000	Goldman Sachs Group, Inc. (The)		3.2000	02/23/23	497,257
532,000	Goldman Sachs Group, Inc. (The)(a)	SOFRRATE + 0.700%	3.7320	01/24/25	523,088
747,000	Morgan Stanley		3.8750	04/29/24	731,695
110,000	Morgan Stanley(a)	SOFRRATE + 0.625%	3.6650	01/24/25	108,001
221,000	Morgan Stanley(a)	SOFRRATE + 1.165%	4.2020	04/17/25	219,619
					2,361,339
	INSURANCE — 4.5%
1,055,000	Chubb INA Holdings, Inc.		2.7000	03/13/23	1,047,052
35,000	Marsh & McLennan Companies, Inc.		3.8750	03/15/24	34,379
500,000	New York Life Global Funding(b)		1.1000	05/05/23	490,249
500,000	New York Life Global Funding(b)		3.1500	06/06/24	485,139
193,000	Principal Financial Group, Inc.		3.1250	05/15/23	190,975
					2,247,794
	LEISURE FACILITIES & SERVICES — 2.6%
387,000	Marriott International, Inc.		3.1250	02/15/23	384,744
390,000	Marriott International, Inc.		4.1500	12/01/23	385,429
561,000	Starbucks Corporation		3.1000	03/01/23	558,224
					1,328,397
	MACHINERY — 3.4%
1,125,000	Caterpillar Financial Services Corporation(a)	SOFRRATE + 0.170%	3.2120	01/10/24	1,119,794
579,000	John Deere Capital Corporation(a)	SOFRRATE + 0.560%	3.2860	03/07/25	574,054
					1,693,848
	SPECIALTY FINANCE — 7.7%
424,000	American Express Company		3.4000	02/22/24	413,280
449,000	American Express Company		3.3750	05/03/24	435,546
706,000	Capital One Financial Corp		3.9000	01/29/24	692,073
256,000	Capital One Financial Corporation		2.6000	05/11/23	252,641
70,000	Capital One Financial Corporation		3.7500	04/24/24	68,110
713,000	Penske Truck Leasing Company Lp / PTL Finance(b)		4.2500	01/17/23	711,727
296,000	Penske Truck Leasing Company Lp / PTL Finance(b)		3.9000	02/01/24	288,483

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 66.4% (Continued)
	SPECIALTY FINANCE — 7.7% (Continued)
1,049,000	Synchrony Financial	4.3750	03/19/24	$ 1,025,675
				3,887,535
	TRANSPORTATION & LOGISTICS — 1.7%
307,000	JB Hunt Transport Services, Inc.	3.8500	03/15/24	301,114
20,000	Ryder System, Inc.	3.4000	03/01/23	19,898
131,000	Ryder System, Inc.	3.7500	06/09/23	129,799
441,000	Ryder System, Inc.	3.6500	03/18/24	430,656
				881,467
	TOTAL CORPORATE BONDS (Cost $33,845,411)			33,499,612

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 17.4%
	AIRPORTS — 1.2%
275,000	City of Houston TX Airport System Revenue	1.0540	07/01/23	267,880
350,000	Port of Seattle WA	2.8360	05/01/24	339,269
				607,149
	APPROPRIATION — 1.1%
575,000	Virginia College Building Authority	2.6600	02/01/23	572,317

	CITY — 0.1%
60,000	City of Waterbury CT	4.1910	12/01/22	59,992

	COMBINED UTILITIES — 2.9%
480,000	City of Springfield MO Public Utility Revenue	0.4500	11/01/22	480,000
1,020,000	Long Island Power Authority	0.3590	03/01/23	1,005,242
				1,485,242
	COUNTY — 0.8%
400,000	County of Westchester NY	2.5000	07/01/23	393,938

	ECONOMIC & INDUSTRIAL DEVELOPMENT — 0.4%
205,000	New York State Energy Research & Development	4.3360	04/01/24	200,391

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 17.4% (Continued)
	ELECTRICITY AND PUBLIC POWER — 0.9%
150,000	Municipal Electric Authority of Georgia	0.6130	01/01/23	$ 149,041
290,000	South Carolina Public Service Authority	2.9060	12/01/22	289,623
				438,664
	GOVERNMENT LEASE — 1.4%
625,000	City of Tempe AZ	0.3680	07/01/23	606,781
100,000	County of Pima AZ	0.4760	12/01/22	99,679
				706,460
	HOSPITALS — 0.5%
235,000	University of Wisconsin Hospitals & Clinics	0.5900	04/01/23	230,625

	INCOME TAX FINANCING — 1.2%
110,000	New York City Transitional Finance Authority	3.2500	08/01/23	108,734
520,000	New York City Transitional Finance Authority	2.5700	11/01/23	508,624
				617,358
	SALES TAX — 1.3%
275,000	Sales Tax Securitization Corporation	0.7900	01/01/23	273,183
420,000	State of Illinois Sales Tax Revenue	0.6130	06/15/23	407,872
				681,055
	SINGLE-FAMILY HOUSING — 2.3%
175,000	Michigan State Housing Development Authority	0.4360	06/01/23	170,488
1,030,000	New Jersey Economic Development Authority(c)	0.0000	02/15/23	1,015,971
				1,186,459
	STATE — 0.8%
155,000	Port Authority of New York & New Jersey	1.0860	07/01/23	151,199
260,000	State of New York	0.5300	03/15/24	245,661
				396,860
	TAX BACKED DISTRICT — 1.0%
505,000	Los Angeles Community College District/CA	3.8000	02/01/23	504,433

	TOLL ROADS, BRIDGES & TUNNELS — 0.5%
80,000	New Jersey Turnpike Authority	3.0860	01/01/24	78,291
195,000	Rhode Island Turnpike & Bridge Authority	2.1600	12/01/22	194,604
				272,895

ARROW RESERVE CAPITAL MANAGEMENT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2022

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 17.4% (Continued)
	WATER AND SEWER — 1.0%
500,000	Missouri State Environmental Improvement & Energy		0.4530	01/01/23	$ 496,628

	TOTAL MUNICIPAL BONDS (Cost $8,969,256)				8,850,466

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 18.4%
	U.S. TREASURY BILLS — 18.4%
1,400,000	United States Cash Management Bill(c)		0.0000	11/29/22	1,396,112
1,000,000	United States Cash Management Bill(c)		0.0000	12/13/22	995,888
500,000	United States Cash Management Bill(c)		0.0000	12/20/22	497,496
500,000	United States Cash Management Bill(c)		0.0000	12/27/22	497,035
300,000	United States Cash Management Bill(c)		0.0000	01/17/23	297,464
500,000	United States Cash Management Bill(c)		0.0000	01/31/23	494,926
1,000,000	United States Treasury Bill(c)		0.0000	11/15/22	998,878
500,000	United States Treasury Bill(c)		0.0000	11/22/22	499,037
500,000	United States Treasury Bill(c)		0.0000	12/15/22	497,869
1,000,000	United States Treasury Floating Rate Note B(a)	USBMMY3M - 0.015%	4.0260	01/31/24	999,886
1,180,000	United States Treasury Note		0.1250	01/31/23	1,168,467
950,000	United States Treasury Note		0.1250	02/28/23	937,356
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $9,307,458)				9,280,414

	TOTAL INVESTMENTS - 102.2% (Cost $52,122,125)				$ 51,630,492
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2)%				(1,129,014)
	NET ASSETS - 100.0%				$ 50,501,478

PLC	- Public Limited Company
SOFRINDX	SOFRINDX
SOFRRATE	United States SOFR Secured Overnight Financing Rate
USBMMY3M	US Treasury 3 Month Bill Money Market Yield
(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2022 the total market value of 144A securities is $2,010,396 or 4.0% of net assets.
(c)	Zero coupon bond.